LEASES (Tables)	9 Months Ended
Mar. 31, 2024
LEASES
Schedule of right of use leased assets and lease liability from beginning of year to end of year

Right-of-use leased asset	03/31/2024	06/30/2023
Book value at the beginning of the period/year	21,163,192	15,828,032
Additions of the period/year	2,146,418	3,154,950
Additions from business combination	—	3,005,000
Disposals	(1,375,665)	(1,839,921)
Exchange differences	(426,105)	1,015,131
Book value at the end of the period/year	21,507,840	21,163,192

Depreciation	03/31/2024	06/30/2023
Book value at the beginning of the period/year	7,226,617	3,684,006
Depreciation of the period/year	2,526,174	3,565,894
Disposals	(921,505)	(171,870)
Exchange differences	(12,395)	148,587
Accumulated depreciation at the end of the period/year	8,818,891	7,226,617
Total	12,688,949	13,936,575

Lease liability	03/31/2024	06/30/2023
Book value at the beginning of the period/year	13,889,223	11,751,284
Additions of the period/year	2,146,418	3,154,950
Additions from business combination	—	3,245,000
Interest expenses, exchange differences and inflation effects	175,968	(406,494)
Payments of the period/year	(3,939,771)	(3,855,517)
Total	12,271,838	13,889,223

Lease Liabilities	03/31/2024	06/30/2023
Non-current	8,791,543	10,030,524
Current	3,480,295	3,858,699
Total	12,271,838	13,889,223

Schedule of right-of-use leased assets

	03/31/2024	06/30/2023
Machinery and equipment	3,655,741	3,655,741
Vehicles	1,372,597	1,475,581
Equipment and computer software	1,036,258	903,306
Land and buildings	15,443,244	15,128,564
	21,507,840	21,163,192